CONCENTRATION OF RISK (Details Narrative) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Trade Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%
Trade Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%
Trade Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Trade Accounts Receivable [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Trade Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Trade Accounts Receivable [Member] | One Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			19.00%
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	14.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	14.00%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%